Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 32,217	$ 23,034	$ 83,900	$ 72,173	$ 103,642
Gross profit	12,870	5,730	31,412	23,733	30,328
Unallocated corporate expenses	(10,308)	(6,534)	(30,898)	(21,127)	(31,024)
Finance expenses, net	(2,068)	(41)	(5,719)	173	(1,189)
Income before taxes on income	494	(845)	(5,205)	2,779	(1,885)
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	25,580	17,123	67,198	57,316	75,521
Gross profit	12,429	5,045	29,342	21,711	27,327
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	6,637	5,911	16,702	14,857	28,121
Gross profit	$ 441	$ 685	$ 2,070	$ 2,022	$ 3,001